Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 6,136	$ 7,053
Domestic [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	5,890	6,526
Foreign [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	246	527
Domestic government [Member] | Domestic [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	5,592	6,481
Domestic government [Member] | Foreign [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue
Domestic commercial [Member] | Domestic [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	298	45
Domestic commercial [Member] | Foreign [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue
Foreign government [Member] | Domestic [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue
Foreign government [Member] | Foreign [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	222	501
Foreign commercial [Member] | Domestic [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue
Foreign commercial [Member] | Foreign [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	24	26
Grant revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	2,309	5,756
Remediation, administrative and consulting services and other revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 3,827	$ 1,297